UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments

UBS Cash Reserves Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

US government agency obligations—6.49%

5,000	Federal Farm Credit Bank	08/01/07		5.240	[1]	4,999,874
11,000	Federal Home Loan Bank	10/10/07		5.200	[1]	10,996,664
10,000	Federal Home Loan Mortgage Corp.	03/26/08	to	5.350	to
		07/21/08		5.400		10,000,000
5,000	Federal Home Loan Mortgage Corp.	03/28/08		5.046	[2]	4,831,800

Total US government agency obligations (cost—$30,828,338)						30,828,338

Bank note[1]—1.05%

Banking-US—1.05%
5,000	US Bank N.A. (cost—$5,000,120)	08/30/07		5.290		5,000,120

Certificates of deposit—15.26%

Banking-non-US—7.68%
4,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/08/07		5.360		4,000,000
3,000	Barclays Bank PLC	01/18/08		5.360		3,000,000
2,500	Depfa Bank PLC	08/01/07		5.320		2,500,000
5,000	Deutsche Bank AG	04/14/08		5.345		5,000,000
8,000	Natixis	08/01/07		5.420	[1]	7,999,519
9,000	Norinchukin Bank Ltd.	08/16/07	to	5.320	to
		01/09/08		5.370		9,000,000
5,000	Royal Bank of Canada	09/28/07		5.325		5,000,000

						36,499,519

Banking-US—7.58%
4,000	Bank of America N.A.	12/17/07		5.330		4,000,000
5,000	Bank of New York	08/20/07		5.305	[1]	4,999,585
10,000	Citibank N.A.	09/06/07		5.310		10,000,000
8,000	Washington Mutual Bank FA	10/18/07		5.315		8,000,000
9,000	Wells Fargo Bank N.A.	08/23/07		5.280		9,000,000

						35,999,585

Total certificates of deposit (cost—$72,499,104)						72,499,104

Commercial paper[2]—54.48%

Asset backed-banking—2.58%
12,314	Atlantis One Funding	08/08/07	to	5.190	to
		08/27/07		5.200		12,278,124

Asset backed-miscellaneous—10.39%
14,682	Atlantic Asset Securitization LLC	08/31/07		5.280		14,617,399
5,000	Barton Capital LLC	08/14/07		5.270		4,990,485
7,870	Jupiter Securitization Co. LLC	08/07/07	to	5.270	to
		08/10/07		5.280		7,861,631
14,587	Old Line Funding Corp.	08/03/07	to	5.250	to
		08/20/07		5.270		14,572,537
7,373	Ranger Funding Co. LLC	08/06/07	to	5.230	to
		09/11/07		5.255		7,352,537

						49,394,589

UBS Cash Reserves Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

Commercial paper[2]—(continued)

Asset backed-securities—10.97%
4,000	Beta Finance, Inc.	09/18/07		5.260		3,971,947
7,730	Cullinan Finance Corp.	11/21/07		5.220		7,604,465
10,000	Grampian Funding LLC	11/21/07		5.185		9,838,689
5,000	Links Finance LLC	11/01/07		5.170		4,933,939
12,447	Scaldis Capital LLC	08/20/07	to	5.190	to
		11/16/07		5.235		12,325,765
13,500	Solitaire Funding LLC	08/06/07	to	5.230	to
		09/21/07		5.255		13,446,525

						52,121,330

Automobile OEM—1.05%
5,000	BMW US Capital LLC	08/17/07		5.210		4,988,422

Banking-non-US—8.74%
5,000	Alliance & Leicester PLC	08/08/07		5.180		4,994,964
3,000	Allied Irish Banks N.A., Inc.	08/09/07		5.200		2,996,533
10,700	Bank of Ireland	11/08/07		5.240		10,545,813
3,500	Depfa Bank PLC	08/14/07		5.235		3,493,384
12,500	Northern Rock PLC	08/02/07		5.215		12,498,189
7,000	Westpac Banking Corp.	08/06/07		5.200		6,994,944

						41,523,827

Banking-US—12.77%
7,100	Bank of America Corp.	08/21/07	to	5.220	to
		08/28/07		5.255		7,074,724
7,000	Barclays US Funding Corp.	02/15/08		5.110		6,803,265
5,000	BNP Paribas Finance	10/29/07		5.158		4,936,241
5,000	Danske Corp.	10/12/07		5.160		4,948,400
5,000	ING (US) Funding LLC	10/15/07		5.150		4,946,354
1,215	Natexis Banques Populaires US Finance Co. LLC	04/08/08		5.155		1,171,331
5,800	San Paolo IMI US Financial Co.	08/01/07		5.245		5,800,000
10,800	Santander Central Hispano Finance Delaware, Inc.	08/13/07	to	5.175	to
		11/15/07		5.250		10,702,948
10,000	Societe Generale N.A., Inc.	09/13/07	to	5.145	to
		01/11/08		5.190		9,851,777
4,450	UniCredito Delaware, Inc.	09/05/07		5.255		4,427,265

						60,662,305

Brokerage—2.44%
10,000	Greenwich Capital Holdings, Inc.	11/30/07	to	5.160	to
		12/03/07		5.170		9,824,709
1,750	Morgan Stanley	08/01/07		5.370	[1]	1,750,000

						11,574,709

Consumer products nondurables—2.91%
13,950	Procter & Gamble International Funding SCA	09/20/07		5.230		13,848,669

UBS Cash Reserves Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

Commercial paper[2]—(concluded)

Finance-noncaptive diversified—1.60%
4,000	General Electric Capital Corp.	10/02/07		5.090		3,964,936
3,640	International Lease Finance Corp.	08/01/07		5.190		3,640,000

						7,604,936

Food/beverage—1.03%
5,000	Coca-Cola Co.	11/30/07		5.175		4,913,031

Total commercial paper (cost—$258,909,942)						258,909,942

Short-term corporate obligations[1]—20.87%

Asset backed-securities—4.63%
7,000	Cullinan Finance Corp.[3]	08/01/07	to	5.320	to
		10/10/07		5.340		6,999,674
15,000	K2 (USA) LLC[3]	08/01/07	to	5.315	to
		09/20/07		5.340		14,999,538

						21,999,212

Banking-non-US—6.10%
2,000	ANZ National International Ltd.[3]	08/07/07		5.320		2,000,000
5,000	BNP Paribas	08/07/07		5.326		5,000,000
5,000	Caja Ahorros Barcelona[3]	10/23/07		5.366		5,000,000
3,000	HBOS Treasury Services PLC[3]	08/01/07		5.390		3,000,000
5,000	Societe Generale[3]	08/02/07		5.310		5,000,000
4,000	Totta Ireland PLC[3]	08/07/07		5.320		4,000,000
5,000	Westpac Banking Corp.[3]	08/06/07		5.300		5,000,000

						29,000,000

Banking-US—4.74%
5,000	Bank of New York Co., Inc.[3]	08/13/07		5.290		5,000,000
5,000	Citigroup Funding, Inc.	08/01/07		5.360		5,001,288
5,000	Wells Fargo & Co.[3]	08/15/07		5.350		5,000,017
7,500	World Savings, Federal Savings Bank	08/20/07		5.380		7,505,883

						22,507,188

Brokerage—1.65%
7,850	Merrill Lynch & Co., Inc.	10/19/07		5.485		7,852,669

Finance-captive automotive—2.70%
12,800	Toyota Motor Credit Corp.	08/01/07	to	5.300	to
		10/15/07		5.350		12,801,357

Finance-noncaptive consumer—1.05%
5,000	HSBC Finance Corp.	08/10/07		5.360		5,000,080

Total short-term corporate obligations (cost—$99,160,506)						99,160,506

Repurchase agreements—1.69%
8,000	Repurchase agreement dated 07/31/07 with Deutsche Bank Securities, collateralized by $8,274,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 11/05/07; (value—$8,160,646); proceeds: $8,001,173	08/01/07		5.280		8,000,000

UBS Cash Reserves Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		date	rates (%)	Value ($)

Repurchase agreements—(concluded)
61	Repurchase agreement dated 07/31/07 with State Street Bank & Trust Co., collateralized by $63,182 US Treasury Notes, 4.250% to 6.125% due 08/15/07 to 11/15/13; (value—$62,295); proceeds: $61,008	08/01/07	4.720	61,000

Total repurchase agreements (cost—$8,061,000)				8,061,000

Number of
shares

Money market fund[4]—0.00%
589	AIM Liquid Assets Portfolio (cost—$589)		5.203	589

Total investments (cost—$474,459,599 which approximates cost for federal income tax purposes)[5]—99.84%				474,459,599

Other assets in excess of liabilities—0.16%				754,724

Net assets (applicable to 475,228,951 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				475,214,323

1	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2007 and reset periodically.

2	Interest rates shown are the discount rates at date of purchase.

3	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 11.78% of net assets as of July 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Interest rate shown reflects yield at July 31, 2007.

5	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin	Percentage of total investments (%)

United States	71.6

United Kingdom	7.0

Japan	5.4

Ireland	5.0

France	3.8

Australia	2.5

Germany	2.1

Canada	1.1

Spain	1.1

New Zealand	0.4

Total	100.0

Weighted average maturity—57 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2007.

UBS Liquid Assets Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

US government agency obligations—3.37%

5,000	Federal Farm Credit Bank	08/01/07		5.240	[1]	4,999,873
12,000	Federal Home Loan Bank	10/10/07		5.200	[1]	11,996,361
10,500	Federal Home Loan Mortgage Corp.	03/26/08	to	5.350	to
		07/21/08		5.400		10,500,000

Total US government agency obligations (cost—$27,496,234)						27,496,234

Bank notes[1]—1.10%

Banking-US—1.10%
4,000	Bank of America N.A.	08/01/07		5.425		4,000,000
5,000	US Bank N.A.	08/30/07		5.290		5,000,120

Total bank notes (cost—$9,000,120)						9,000,120

Certificates of deposit—18.88%

Banking-non-US—11.78%
10,000	Bank of Ireland	10/12/07		5.320		9,999,985
5,250	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/08/07		5.360		5,250,000
8,000	Barclays Bank PLC	08/15/07	to	5.360	to
		01/18/08		5.465		8,000,000
5,000	Calyon N.A., Inc.	09/28/07		5.295	[1]	4,999,349
7,000	Calyon N.A., Inc.	01/16/08		5.325		7,000,000
4,000	Deutsche Bank AG	08/01/07		5.405	[1]	4,000,000
12,000	Deutsche Bank AG	02/14/08	to	5.345	to
		04/14/08		5.360		12,000,000
10,000	Mizuho Corporate Bank Ltd.	08/28/07		5.310		10,000,000
1,500	Natexis Banque	08/01/07		5.525	[1]	1,500,000
5,000	Natexis Banque	06/02/08		5.365		5,000,000
13,000	Norinchukin Bank Ltd.	08/16/07	to	5.295	to
		01/28/08		5.350		13,000,000
7,500	Royal Bank of Scotland PLC	10/18/07		5.290		7,499,826
5,000	Toronto-Dominion Bank	10/05/07		5.281		5,000,011
3,000	Westpac Banking Corp.	08/28/07		5.330		3,000,022

						96,249,193

Banking-US—7.10%
10,000	American Express Centurion Bank	08/09/07		5.290		10,000,000
10,000	Bank of America N.A.	12/17/07		5.330		10,000,000
5,000	Bank of New York	08/20/07		5.305	[1]	4,999,585
5,000	Citibank N.A.	09/06/07		5.310		5,000,000
5,000	SunTrust Bank	08/29/07		5.290	[1]	5,000,059
15,000	Washington Mutual Bank F.A.	08/08/07	to
		08/23/07		5.300		15,000,000
8,000	Wells Fargo Bank N.A.	08/22/07		5.290		8,000,000

						57,999,644

Total certificates of deposit (cost—$154,248,837)						154,248,837

UBS Liquid Assets Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

Commercial paper[2]—59.89%

Asset backed-banking—2.40%

20,000	Atlantis One Funding	08/24/07	to	5.190	to
		01/07/08		5.195		19,619,964

Asset backed-miscellaneous—18.31%
20,000	Alpine Securitization	08/01/07	to	5.270	to
		08/10/07		5.370		19,982,872
6,000	Atlantic Asset Securitization LLC	08/10/07		5.280		5,992,080
17,000	Barton Capital LLC	08/03/07		5.270		16,995,023
6,111	Bryant Park Funding LLC	08/08/07		5.270		6,104,738
20,000	Chariot Funding LLC	08/01/07	to	5.300	to
		08/27/07		5.380		19,950,239
5,000	Falcon Asset Securitization Corp.	08/06/07		5.260		4,996,347
20,000	Jupiter Securitization Co. LLC	08/10/07		5.265		19,973,675
10,000	Old Line Funding Corp.	08/10/07		5.270		9,986,825
13,663	Ranger Funding Co. LLC	08/03/07	to	5.270	to
		08/20/07		5.280		13,634,061
14,000	Regency Markets No. 1 LLC	08/20/07	to	5.275	to
		08/31/07		5.300		13,954,493
10,000	Sheffield Receivables Corp.	08/06/07		5.270		9,992,681
8,000	Thunderbay Funding	08/23/07		5.260		7,974,284

						149,537,318

Asset backed-securities—10.20%
10,000	Beta Finance, Inc.	10/23/07		5.240		9,879,189
5,000	Cancara Asset Securitisation LLC	08/13/07		5.260		4,991,233
5,000	Clipper Receivables Co. LLC	08/10/07		5.280		4,993,400
5,000	Cullinan Finance Corp.	08/13/07		5.270		4,991,217
4,007	Dorada Finance, Inc.	08/28/07		5.240		3,991,253
20,000	Grampian Funding LLC	08/06/07	to	5.185	to
		11/21/07		5.280		19,877,106
10,000	Links Finance LLC	11/01/07		5.170		9,867,878
10,000	Scaldis Capital LLC	11/15/07		5.230		9,846,006
15,000	Solitaire Funding LLC	08/23/07	to	5.235	to
		10/23/07		5.250		14,907,487

						83,344,769

Banking-non-US—7.25%
20,000	Allied Irish Banks N.A., Inc.	08/09/07	to	5.220	to
		10/19/07		5.240		19,873,411
8,500	Bank of Ireland	08/16/07		5.235		8,481,460
12,000	Depfa Bank PLC	08/14/07		5.235		11,977,315
7,000	Northern Rock PLC	09/18/07		5.255		6,950,953
7,000	Societe Generale N.A., Inc.	08/06/07		5.280		6,994,867
5,000	Svenska Handelsbanken	10/22/07		5.240		4,940,322

						59,218,328

Banking-US—10.32%
3,000	Barclays US Funding Corp.	08/01/07		5.235		3,000,000

UBS Liquid Assets Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

Commercial paper[2]—(concluded)

Banking-US—(concluded)
19,700	Bayerische Landesbank	08/13/07	to	5.255	to
		09/20/07		5.265		19,601,675
7,850	CBA (Delaware) Finance, Inc.	09/05/07		5.250		7,809,932
14,000	HSBC USA, Inc.	08/07/07	to	5.230	to
		09/28/07		5.255		13,934,633
15,000	JP Morgan Chase & Co.	08/29/07		5.230		14,938,984
11,000	Kredietbank North American Finance Corp.	08/07/07		5.230		10,990,412
14,000	San Paolo IMI US Financial Co.	08/08/07		5.260		13,985,681

						84,261,317

Brokerage—4.36%
17,000	Greenwich Capital Holdings, Inc.	08/10/07	to	5.170	to
		12/03/07		5.255		16,812,726
15,000	Merrill Lynch & Co., Inc.	10/22/07		5.150		14,824,042
4,000	Morgan Stanley	08/01/07		5.370	[1]	4,000,000

						35,636,768

Consumer products-nondurables—1.22%
10,000	Procter & Gamble International Funding SCA	09/14/07		5.240		9,935,956

Energy-integrated—1.22%
10,000	Koch Resources LLC	08/17/07		5.260		9,976,622

Finance-captive automotive—1.22%
10,000	Toyota Motor Credit Corp.	09/17/07		5.250		9,931,458

Finance-noncaptive diversified—0.72%
6,000	General Electric Capital Corp.	11/09/07		5.150		5,914,167

Food/beverage—2.67%
10,000	Coca-Cola Co.	11/30/07		5.175		9,826,062
12,000	Unilever Capital Corp.	08/01/07		5.360		12,000,000

						21,826,062

Total commercial paper (cost—$489,202,729)						489,202,729

Short-term corporate obligations—12.80%

Asset backed-securities—5.51%
2,000	Asscher Finance Corp.[3]	07/09/08		5.400		1,999,906
2,000	Beta Finance, Inc.[3]	10/23/07		5.350		2,000,000
3,000	CC (USA), Inc. (Centauri)[3]	08/28/07		5.375	[1]	3,000,487
4,000	CC (USA), Inc. (Centauri)[3]	06/05/08		5.340		3,999,674
7,500	Cullinan Finance Corp.[3]	08/01/07	to	5.320	to
		10/10/07		5.340	[1]	7,499,648
2,500	Cullinan Finance Corp.[3]	01/16/08		5.320		2,500,000
2,000	Dorada Finance, Inc.[3]	08/15/07		5.375	[1]	2,000,293
15,000	K2 (USA) LLC[3]	09/20/07	to	5.320	to
		10/15/07		5.340	[1]	14,997,850
5,000	K2 (USA) LLC[3]	06/16/08		5.400		5,000,000

UBS Liquid Assets Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

Short-term corporate obligations—(concluded)

Asset backed-securities—(concluded)
2,000	Links Finance LLC[3]	08/15/07		5.325	[1]	2,000,026

						44,997,884

Automobile OEM—0.31%
2,500	American Honda Finance Corp.[3]	09/27/07		5.360	[1]	2,500,297

Banking-non-US—4.16%
3,000	ANZ National International Ltd.[3]	08/07/07		5.320	[1]	3,000,000
3,000	BNP Paribas	08/07/07		5.326	[1]	3,000,000
8,000	Caja Ahorros Barcelona[3]	10/23/07		5.366	[1]	8,000,000
3,000	HBOS Treasury Services PLC[3]	08/01/07		5.390	[1]	3,000,000
9,000	National Australia Bank Ltd.[3]	08/15/07		5.290	[1]	9,000,000
4,000	Societe Generale[3]	08/02/07		5.310	[1]	4,000,000
4,000	Totta Ireland PLC[3]	08/07/07		5.320	[1]	4,000,000

						34,000,000

Banking-US—1.71%
7,000	Citigroup Funding, Inc.	08/01/07		5.360	[1]	7,001,803
7,000	Wells Fargo & Co.	09/28/07		5.420	[1]	7,001,083

						14,002,886

Brokerage—0.31%
2,500	Morgan Stanley	08/09/07		5.482	[1]	2,501,052

Finance-captive automotive—0.80%
6,500	Toyota Motor Credit Corp.	08/01/07	to	5.300	to
		10/09/07		5.330	[1]	6,500,240

Total short-term corporate obligations (cost—$104,502,359)						104,502,359

Repurchase agreements—3.74%

30,000	Repurchase agreement dated 07/31/07 with Deutsche Bank Securities, collateralized by $20,000,000 Federal Home Loan Bank obligations, 5.050% due 04/25/14, $4,771,000 Federal Home Loan Mortgage Corp. obligations, 5.000% to 5.450% due 02/08/08 to 01/22/16 and $6,094,000 Federal National Mortgage Association obligations, 4.875% to 5.600% due 10/25/11 to 05/18/12; (value—$30,600,671); proceeds: $30,004,400	08/01/07		5.280		30,000,000
530	Repurchase agreement dated 07/31/07 with State Street Bank & Trust Co., collateralized by $548,957 US Treasury Notes, 4.250% to 6.125% due 08/15/07 to 11/15/13; (value—$541,253); proceeds: $530,069	08/01/07		4.720		530,000

Total repurchase agreements (cost—$30,530,000)						30,530,000

Total investments (cost—$814,980,279 which approximates cost for federal income tax purposes)[4]—99.78%						814,980,279

Other assets in excess of liabilities—0.22%						1,802,064

Net assets (applicable to 816,782,343 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%						816,782,343

1	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2007 and reset periodically.

2	Interest rates shown are the discount rates at date of purchase.

3	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.61% of net assets as of July 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin	Percentage of total investments (%)

United States	71.2

Ireland	6.7

Japan	5.5

United Kingdom	5.2

France	4.0

Germany	1.9

Australia	1.5

Netherlands	1.5

Spain	1.0

Canada	0.6

Sweden	0.6

New Zealand	0.3

Total	100.0

Weighted average maturity—52 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2007.

UBS Select Money Market Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

US government agency obligations—3.31%

50,000	Federal Home Loan Bank	10/10/07		5.200	[1]	49,984,836

191,000	Federal Home Loan Mortgage Corp.[2]	03/26/08		5.350		191,000,000

89,650	Federal Home Loan Mortgage Corp.	07/21/08		5.400		89,650,000

Total US government agency obligations (cost—$330,634,836)						330,634,836

Bank notes—1.75%

Banking-US—1.75%
75,000	Bank of America N.A.	12/17/07		5.330		75,000,000

100,000	US Bank N.A.	08/30/07		5.290	[1]	100,002,391

Total bank notes (cost—$175,000,000)						175,002,391

Time deposits—5.01%

Banking-non-US—5.01%
50,000	American Express Centurion Bank, Cayman Islands	08/01/07		5.320		50,000,000

150,000	Societe Generale, Cayman Islands	08/01/07		5.375		150,000,000

300,000	SunTrust Bank, Cayman Islands	08/01/07		5.312		300,000,000

Total time deposits (cost—$500,000,000)						500,000,000

Certificates of deposit—17.00%

Banking-non-US—12.33%
75,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/07/07		5.355		75,000,000

167,000	Barclays Bank PLC	08/15/07	to	5.360	to
		01/18/08		5.465		167,000,000

45,000	Calyon N.A., Inc.	08/01/07		5.295	[1]	44,994,142

55,000	Depfa Bank PLC	08/01/07		5.320		55,000,000

187,000	Deutsche Bank AG	02/14/08	to	5.345	to
		04/14/08		5.360		187,000,000

100,000	Dexia Credit Local	08/28/07		5.270	[1]	99,983,553

50,000	Fortis Bank NV-SA	01/11/08		5.300		50,000,000

90,000	HBOS Treasury Services PLC	06/11/08		5.400		90,000,000

100,500	Natexis Banque	08/01/07		5.525	[1]	100,500,000

91,000	National Bank of Canada	08/06/07		5.342		91,000,000

200,000	Norinchukin Bank Ltd.	10/10/07	to	5.295	to
		01/28/08		5.370		200,000,000

71,500	Toronto-Dominion Bank	10/05/07		5.281		71,500,155

						1,231,977,850

Banking-US—4.67%
130,000	American Express, Federal Savings Bank	08/13/07		5.290	[1]	129,998,968

236,500	Washington Mutual Bank FA	08/08/07	to	5.300	to
		10/18/07		5.315		236,500,000

100,000	Wells Fargo Bank NA	08/22/07		5.290		100,000,000

						466,498,968

Total certificates of deposit (cost—$1,698,479,209)						1,698,476,818

UBS Select Money Market Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

Commercial paper[3]—35.72%

Asset backed-banking—2.46%
248,799	Atlantis One Funding	08/24/07	to	5.190	to
		01/07/08		5.250		245,940,812

Asset backed-miscellaneous—13.37%
161,500	Amsterdam Funding Corp.	08/07/07	to	5.255	to
		09/14/07		5.280		161,080,852

32,270	Atlantic Asset Securitization LLC	08/08/07		5.310		32,236,681

220,500	Barton Capital LLC	08/03/07	to	5.270	to
		08/20/07		5.280		220,116,762

76,300	Bryant Park Funding LLC	08/08/07		5.270		76,221,814

89,350	Chariot Funding LLC	08/29/07		5.300		88,981,679

129,298	Falcon Asset Securitization Corp.	08/13/07	to	5.280	to
		08/20/07		5.320		128,977,512

90,427	Jupiter Securitization Co. LLC	08/02/07		5.270		90,413,762

62,800	Kitty Hawk Funding Corp.	09/10/07		5.260		62,432,969

55,187	Old Line Funding Corp.	08/10/07		5.270		55,114,291

75,000	Ranger Funding Co. LLC	08/22/07		5.270		74,769,437

76,400	Variable Funding Capital Corp.	08/02/07	to	5.270	to
		08/03/07		5.280		76,384,938

170,500	Windmill Funding Corp.	09/06/07	to	5.255	to
		09/13/07		5.260		169,552,330

100,000	Yorktown Capital LLC	08/24/07		5.280		99,662,667

						1,335,945,694

Asset backed-securities—8.71%
60,000	Clipper Receivables Co. LLC	08/10/07		5.270		59,920,950

30,135	Cullinan Finance Corp.	08/03/07		5.230		30,126,244

114,000	Dorada Finance, Inc.	08/31/07	to	5.250	to
		09/24/07		5.260		113,223,565

192,200	Grampian Funding LLC	08/13/07	to	5.140	to
		12/14/07		5.275		190,818,064

58,700	K2 (USA) LLC	09/20/07		5.250		58,271,979

215,000	Scaldis Capital LLC	08/07/07	to	5.220	to
		11/15/07		5.275		213,869,075

205,000	Solitaire Funding LLC	08/06/07	to	5.250	to
		10/23/07		5.270		203,655,868

						869,885,745

Banking-US—5.15%
50,000	ABN-AMRO N.A. Finance, Inc.	12/10/07		5.190		49,055,708

75,000	Barclays US Funding Corp.	02/15/08		5.110		72,892,125

121,193	Danske Corp.	08/13/07	to	5.120	to
		02/20/08		5.190		119,467,692

75,000	Dexia Delaware LLC	08/13/07		5.225		74,869,375

125,000	ING (US) Funding LLC	09/07/07	to	5.050	to
		11/05/07		5.160		123,922,729

75,000	Societe Generale N.A., Inc.	09/13/07		5.145		74,539,094

						514,746,723

UBS Select Money Market Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

Commercial paper[3]—(concluded)

Brokerage—1.39%
99,300	Bear Stearns Cos., Inc.	08/01/07		5.430		99,300,000

40,000	Morgan Stanley	08/01/07		5.370	[1]	40,000,000

						139,300,000

Consumer products nondurables—1.19%
120,050	Procter & Gamble International Funding SCA	10/11/07		5.240		118,809,350

Energy-integrated—1.16%
73,200	BP Capital Markets PLC	08/01/07		5.370		73,200,000

42,227	Koch Resources LLC	08/03/07		5.250		42,214,684

						115,414,684

Finance-captive automotive—0.76%
76,100	Toyota Motor Credit Corp.	09/17/07		5.250		75,578,398

Finance-noncaptive diversified—1.53%
155,000	General Electric Capital Corp.	10/02/07	to	5.090	to
		12/03/07		5.140		153,149,644

Total commercial paper (cost—$3,568,771,050)						3,568,771,050

US master notes[1,4]—2.41%

Brokerage—2.41%
150,000	Banc of America Securities LLC	08/01/07		5.445		150,000,000

91,000	Bear Stearns Cos., Inc.	08/01/07		5.495		91,000,000

Total US master notes (cost—$241,000,000)						241,000,000

Funding agreements[1,5]—3.25%

Insurance-life—3.25%
150,000	Metropolitan Life Insurance Co. of CT	08/01/07		5.400		150,000,000

175,000	New York Life Insurance Co.	08/01/07		5.390		175,000,000

Total funding agreements (cost—$325,000,000)						325,000,000

Short-term corporate obligations—17.93%

Asset backed-securities—6.52%
110,000	Beta Finance, Inc.[6]	10/23/07		5.350		110,000,000

74,000	Beta Finance, Inc.[6]	10/31/07		5.370	[1]	74,011,880

137,000	Cullinan Finance Corp.[6]	08/01/07	to	5.320	to
		10/10/07		5.340	[1]	136,993,567

76,000	Cullinan Finance Corp.[6]	01/16/08		5.320		76,000,000

126,000	K2 (USA) LLC[6]	08/01/07	to	5.315	to
		09/20/07		5.340	[1]	125,996,696

63,000	K2 (USA) LLC[6]	06/02/08		5.346		62,997,968

65,000	Links Finance LLC[6]	08/10/07		5.285	[1]	64,996,326

						650,996,437

Banking-non-US—7.29%
85,000	Bank of Ireland[6]	08/20/07		5.320	[1]	85,000,000

112,000	BNP Paribas	08/07/07		5.326	[1]	112,000,000

UBS Select Money Market Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal amount		Maturity		Interest
(000) ($)		dates		rates (%)		Value ($)

Short-term corporate obligations—(concluded)

Banking-non-US—(concluded)
100,000	Caja Ahorros Barcelona[6]	10/23/07		5.360	[1]	100,000,000

81,000	Commonwealth Bank of Australia[6]	08/24/07		5.320	[1]	81,000,000

85,000	HBOS Treasury Services PLC[6]	08/01/07		5.390	[1]	85,000,000

77,000	National Australia Bank Ltd.[6]	08/15/07		5.290	[1]	77,000,000

88,000	Totta Ireland PLC[6]	08/07/07		5.320	[1]	88,000,000

100,000	Westpac Banking Corp.[6]	08/06/07		5.300	[1]	100,000,000

						728,000,000

Banking-US—1.52%
100,000	Bank of New York Co., Inc[6]	08/13/07		5.290	[1]	100,000,000

52,000	Wells Fargo & Co.	09/28/07		5.420	[1]	52,008,049

						152,008,049

Finance-captive automotive—2.10%
210,000	Toyota Motor Credit Corp.	08/01/07	to	5.300	to
		10/09/07		5.330	[1]	210,013,548

Finance-noncaptive consumer—0.50%
50,000	HSBC Finance Corp.	08/10/07		5.360	[1]	50,000,797

Total short-term corporate obligations (cost—$1,791,018,831)						1,791,018,831

Repurchase agreements—12.91%

445,000	Repurchase agreement dated 07/31/07 with Citigroup Financial Products, collateralized by $507,788,549 various whole loan assets, zero coupon to 9.310% due 03/25/08 to 06/01/37; (value—$494,490,143); proceeds: $445,067,739	08/01/07		5.480		445,000,000

40,000	Repurchase agreement dated 07/31/07 with Deutsche Bank Securities Inc., collateralized by $3,545,000 US Treasury Bills, zero coupon due 01/24/08 and $30,195,000 US Treasury Bonds, 6.750% due 08/15/26; (value—$40,800,495); proceeds: $40,005,667	08/01/07		5.100		40,000,000

200,000	Repurchase agreement dated 07/31/07 with Deutsche Bank Securities Inc., collateralized by $30,000,000 Federal Home Loan Bank obligations, 4.875% due 11/27/13, $102,851,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.875% due 08/20/07 to 08/16/10 and $70,962,000 Federal National Mortgage Association obligations, 4.875% to 5.550% due 03/29/10 to 03/15/13; (value—$204,000,015); proceeds: $200,029,333	08/01/07		5.280		200,000,000

150,000	Repurchase agreement dated 07/31/07 with Goldman Sachs & Co., collateralized by $26,185,000 Federal Home Loan Bank obligations, 5.500% to 6.000% due 04/17/09 to 03/28/16, $50,000,000 Federal Home Loan Mortgage Corp. obligations, 5.300% to 6.000% due 05/14/07 to 03/07/17 and $75,279,000 Federal National Mortgage Association obligations, 4.500% to 5.250% due 10/15/08 to 09/28/10; (value—$153,003,897); proceeds: $150,021,833	08/01/07		5.240		150,000,000

UBS Select Money Market Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Repurchase agreements—(concluded)

125,000	Repurchase agreement dated 07/31/07 with Goldman Sachs & Co., collateralized by $80,201,000 US Treasury Bills, zero coupon due 01/10/08 and $35,931,000 US Treasury Bonds, 8.500% due 02/15/20; (value—$127,500,718); proceeds: $125,016,319	08/01/07	4.700	125,000,000

280,000	Repurchase agreement dated 07/31/07 with Goldman Sachs Mortgage Corp., collateralized by $294,013,184 various whole loan assets, zero coupon due 01/01/08 to 10/01/46; (value—$288,400,002); proceeds: $280,042,739	08/01/07	5.495	280,000,000

50,000	Repurchase agreement dated 07/31/07 with Lehman Commercial Paper, Inc., collateralized by $51,471,925 various whole loan assets, 1.250% to 13.850% due 01/01/13 to 07/01/37; (value—$52,652,046); proceeds: $50,007,632	08/01/07	5.495	50,000,000

Total repurchase agreements (cost—$1,290,000,000)				1,290,000,000

Money market fund[7]—0.64%

63,911	BlackRock Provident Institutional TempFund (cost—$63,911,278)	08/01/07	5.191	63,911,278

Investments of cash collateral from securities loaned—1.97%

Money market funds[7]—0.00%
1	AIM Liquid Assets Portfolio		5.203	768

53	UBS Private Money Market Fund LLC[8]		5.228	52,729

				53,497

Commercial paper[3]—1.97%

Asset backed-miscellaneous—1.97%
197,072	Alpine Securitization	08/20/07	5.270	197,072,480

Total investments of cash collateral from securities loaned (cost—$197,125,977)				197,125,977

Total investments (cost—$10,180,941,181 which approximates cost for federal income tax purposes)[9,10]—101.90%				10,180,941,181

Liabilities in excess of other assets—(1.90)%				(190,070,406)

Net assets (applicable to 9,990,800,440 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				9,990,870,775

1	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2007, and reset periodically.

2	Security, or portion thereof, was on loan at July 31, 2007.

3	Interest rates shown are the discount rates at date of purchase.

4	The securities detailed in the table below, which represent 2.41% of net assets, are considered liquid and restricted as of July 31, 2007.

			Acquisition		Value as a
			cost as a		percentage
	Acquisition	Acquisition	percentage		of net
Restricted securities	date[11]	cost ($)	of net assets (%)	Value ($)	assets (%)

Banc of America Securities LLC, 5.445%, 08/01/07	07/31/07	150,000,000	1.50	150,000,000	1.50

Bear Stearns Cos., Inc., 5.495%, 08/01/07	07/31/07	91,000,000	0.91	91,000,000	0.91

		241,000,000	2.41	241,000,000	2.41

UBS Select Money Market Fund
Schedule of investments – July 31, 2007 (unaudited)

5	The securities detailed in the table below, which represent 3.25% of net assets, are considered illiquid and restricted as of July 31, 2007.

			Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of		percentage of
Restricted securities	date[11]	cost ($)	net assets (%)	Value ($)	net assets (%)

Metropolitan Life Insurance Co. of CT., 5.400%, 08/01/07	07/02/07	150,000,000	1.50	150,000,000	1.50

New York Life Insurance Co., 5.390%, 08/01/07	07/02/07	175,000,000	1.75	175,000,000	1.75

		325,000,000	3.25	325,000,000	3.25

6	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 13.68% of net assets as of July 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

7	Interest rates shown reflect yield at July 31, 2007.

8	The table below details the Fund’s transaction activity in an affiliated issuer during the three months ended July 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
Security	Value at	ended	ended	Value at	ended
description	04/30/07 ($)	07/31/07 ($)	07/31/07 ($)	07/31/07	07/31/07 ($)

UBS Private Money Market Fund LLC	131,896	797,532	876,699	52,729	5

9	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure the amortized cost approximates market value.

10	Includes $189,971,880 of investments in securities on loan, at value.

11	Acquisition dates represent most recent reset dates on variable rate securities.

Issuer breakdown by country of origin	Percentage of total investments (%)

United States	71.8

Japan	5.5

United Kingdom	4.8

France	3.7

Australia	2.5

Ireland	2.2

Belgium	2.2

Germany	1.8

Netherlands	1.7

Canada	1.6

Denmark	1.2

Spain	1.0

Total	100.0

Weighted average maturity—49 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2007.

UBS Select Treasury Fund
Schedule of investments – July 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

US government obligations[1]—14.91%

90,000	US Treasury Bills[2]	09/20/07	4.555 to
			4.592	89,428,281

110,000	US Treasury Bills	08/30/07	4.840	109,571,122

Total US government obligations (cost—$198,999,403)				198,999,403

Repurchase agreements—85.41%

190,000	Repurchase agreement dated 07/31/07 with Banc of America Securities LLC, collateralized by $192,505,000 US Treasury Notes, 4.625% due 07/31/09 to 10/31/11; (value—$193,800,116); proceeds: $190,026,811	08/01/07	5.080	190,000,000

215,000	Repurchase agreement dated 07/31/07 with Barclays Bank PLC, collateralized by $20,760,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 12/03/07, $76,801,000 Federal National Mortgage Association obligations, 6.250% due 02/14/22, $120,471,000 International Bank for Reconstruction & Development obligations, zero coupon due 08/31/07 and $790,000 International Finance Corp. bonds, 3.750% due 06/30/09; (value—$219,300,844); proceeds: $215,030,339	08/01/07	5.080	215,000,000

190,000	Repurchase agreement dated 07/31/07 with Bear Stearns & Co., Inc., collateralized by $167,461,000 US Treasury Inflation Index Notes, 0.875% to 2.000% due 04/15/10 to 04/15/12 and $25,110,000 US Treasury Notes, 3.125% due 04/15/09; (value—$193,912,055); proceeds: $190,026,917	08/01/07	5.100	190,000,000

179,600	Repurchase agreement dated 07/31/07 with Deutsche Bank Securities, Inc., collateralized by $60,665,000 US Treasury Bills, zero coupon due 10/11/07 to 01/17/08, $25,529,000 US Treasury Bonds, 4.750% due 02/15/37 and $100,493,000 US Treasury Notes, 3.500% due 12/15/09; (value—$183,192,448); proceeds: $179,625,443	08/01/07	5.100	179,600,000

200,000	Repurchase agreement dated 07/31/07 with Merrill Lynch & Co., collateralized by $201,745,000 US Treasury Notes, 4.750% due 05/15/14; (value—$204,002,298); proceeds: $200,028,444	08/01/07	5.120	200,000,000

165,000	Repurchase agreement dated 07/31/07 with Morgan Stanley & Co., collateralized by $385,764,000 US Treasury Bonds Interest Strips, zero coupon due 05/15/23 to 02/15/24; (value—$168,300,146); proceeds: $165,023,375	08/01/07	5.100	165,000,000

75	Repurchase agreement dated 07/31/07 with State Street Bank & Trust Co., collateralized by $77,683 US Treasury Notes, 4.250% to 6.125% due 08/15/07 to 11/15/13; (value—$76,592); proceeds: $75,010	08/01/07	4.720	75,000

Total Repurchase agreements (cost—$1,139,675,000)				1,139,675,000

Total investments (cost—$1,338,674,403 which approximates cost for federal income tax purposes)[3,4]—100.32%				1,338,674,403

Liabilities in excess of other assets—(0.32)%				(4,276,670)

Net assets (applicable to 1,334,307,760 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				1,334,397,733

1	Interest rates shown are the discount rates at date of purchase.

2	Security was on loan at July 31, 2007.

UBS Select Treasury Fund
Schedule of investments – July 31, 2007 (unaudited)

3	Investments are valued at amortized cost unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

4	Includes $89,402,760 of investments in securities on loan, at value. The custodian held US government and agency securities having an aggregate value of $91,951,801 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

50	Federal Home Loan Bank	10/09/07	4.750	50,674
188,825	US Treasury Bond Principal Strip	11/15/21	0.000	91,901,127

				91,951,801

Weighted average maturity—7 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 28, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 28, 2007